Statement of compliance and material accounting policies	12 Months Ended
Dec. 31, 2025
Statement of compliance and material accounting policies
Statement of compliance and material accounting policies

3. Statement of compliance and material accounting policies

3.1 Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).

Only material information is disclosed in these financial statements, consistent with the information used by Management in managing the Company.

These financial statements were authorized for issue by the Board of Directors on April 10, 2026.

3.2 Material accounting policies

Accounting policies are included in the explanatory notes, except for those described below:

Functional currency and foreign currency

The consolidated financial statements are presented in reais (R$), the functional currency of the Company and its Brazilian-based subsidiaries, associates, and joint ventures, as it is the primary currency of the economic environment in which these entities operate, consume, and generate resources. The principal functional currencies of foreign-based subsidiaries are the U.S. dollar, the euro, and the pound sterling. All balances have been rounded to the nearest thousand, except where otherwise indicated.

Monetary assets and liabilities denominated in foreign currencies are translated into functional currency using the exchange rate at the balance sheet date. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rate at the date when fair value was determined. Non-monetary items measured at historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Exchange differences arising from these translations are recognized in profit or loss for the period.

Assets and liabilities of foreign operations, including goodwill and other adjustments arising from business combinations, are translated into reais using the exchange rates at the balance sheet date. Revenue and expenses of these operations are translated using the average exchange rates for the dates of the transactions.

Exchange differences arising from the translation into the presentation currency are recognized directly in shareholders' equity as part of other comprehensive income. Where a subsidiary is not wholly owned, the portion attributable to non-controlling interests is allocated directly to the corresponding component of equity.

Upon complete disposal of a foreign entity resulting in loss of control, significant influence, or joint control, the accumulated balance of translation differences related to that entity is reclassified to profit or loss as part of the gain or loss on disposal. In partial disposals with retention of control over a subsidiary, the proportional portion of the accumulated balance is reclassified to equity and attributed to non-controlling interests. In partial disposals of an associate or joint venture with retention of significant influence or joint control, the proportional portion of the accumulated balance is reclassified directly to profit or loss.

The table below presents the reference exchange rates, expressed in reais or units of foreign currency, for the periods indicated, as published by the Central Bank of Brazil ("BACEN"):

	Closing rate			Average rate
Currency	December 31, 2025	December 31, 2024	December 31, 2023.	December 31, 2025	December 31, 2024	December 31, 2023.
Dollar (USD)	5.50	6.19	4.84	5.45	6.10	4.90
Pound sterling (£)	7.41	7.76	6.16	7.30	7.71	6.20
Euro (€)	6.47	6.44	5.35	6.39	6.38	5.34

USE OF JUDGMENT AND ESTIMATES

In preparing these financial statements, Management has applied judgments and estimates that affect the application of accounting policies and the reported amounts of assets, liabilities, revenue, and expenses. Actual results may differ from these estimates.

The underlying estimates and assumptions are continuously reviewed and revised prospectively when necessary. Information regarding critical judgments and the main sources of estimation uncertainty that have a significant impact on the amounts recognized in the financial statements is described in the following notes:

• Note 5 – Other financial liabilities

• Note 5.5 – Leases

• Note 5.7 – Trade receivables

• Note 5.11 – Recognized Fair value measurement

• Note 8 – Assets and liabilities held for sale

• Note 9.2 – Acquisition of subsidiaries

• Note 10 – Investment in joint ventures

• Notes 11.1 and 11.2 – Property plant and equipment, intangible assets and goodwill

• Notes 11.5 – Investment Properties

• Note 12 – Commitments

• Note 15 – Income taxes

• Note 16 - Provisions for legal claims and deposits

• Note 23 – Post-employment benefits

• Note 24 – Share-based payment